Net Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Net Earnings Per Share [Line Items]
Net earnings attributable to St. Jude Medical, Inc.	$ 123	$ 262	$ 115	$ 223	$ 120	$ 176	$ 244	$ 212	$ 723	$ 752	$ 826
Basic weighted average shares outstanding									287.0	313.3	324.3
Diluted weighted average shares outstanding									290.6	314.8	327.1
Basic net earnings per share	$ 0.42	$ 0.91	$ 0.41	$ 0.78	$ 0.39	$ 0.56	$ 0.78	$ 0.67	$ 2.52	$ 2.40	$ 2.55
Diluted net earnings per share	$ 0.42	$ 0.90	$ 0.40	$ 0.78	$ 0.39	$ 0.56	$ 0.78	$ 0.67	$ 2.49	$ 2.39	$ 2.52
Common stock subject to stock options, restricted stock awards and restricted stock units excluded from the diluted net earnings per share computation									4.8	18.9	11.5
Employee Stock Options [Member]
Net Earnings Per Share [Line Items]
Effect of dilutive securities									3.2	1.3	2.6
Restricted Stock Units [Member]
Net Earnings Per Share [Line Items]
Effect of dilutive securities									0.4	0.2	0.2